Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions (Table)
Amount
Balance as at January 1, 2021	$451
Arising during the year	110
Balance as at December 31, 2021	$561
Arising during the year	208
Utilized	(36)
Balance as at December 31, 2022	$733